Business Combination - Summary of Impact of the transaction on the condensed consolidated statement of stockholder's equity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity	$ 326,736
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity	281,993
Additional Paid-in Capital [Member] | BusinessCombinationMember | Reverse Recapitalization Event [Member]
Business Acquisition [Line Items]
Conversion of senior notes and royalty obligation carrying value	28,254
Conversion of Old Clarus convertible notes carrying value	103,267
ConversioConversion of Old Clarus convertible notes carrying valuen of Series D redeemable convertible preferred stock carrying value	209,290
Assumption of warrant liabilities	(14,075)
Total reverse recapitalization impact on statement of equity	$ 326,736